Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Summary of Trade and Other Receivables

	$ million
	Dec 31, 2020		Dec 31, 2019
	Current	Non-current	Current	Non-current
Trade receivables	21,781	—	30,216	—
Lease receivables	186	1,380	213	1,528
Other receivables	7,251	4,109	7,791	4,039
Amounts due from joint ventures and associates	726	829	912	1,078
Prepayments and deferred charges	3,681	1,323	4,282	1,440
Total	33,625	7,641	43,414	8,085

Summary of Maturity Analysis of Finance Lease Receivables
Lease contracts where Shell is the lessor are classified as finance leases or operating leases. Receivables for lease contracts classified as finance leases are as follows:

		$ million
	Dec 31, 2020	Dec 31, 2019
Less than one year	262	305
Between 1 and 5 years	859	953
5 years and later	852	1,019
Total undiscounted lease payments receivable	1,973	2,277
Unearned finance income	407	536
Net investment in leases	1,566	1,741